Derivatives - Impact of the accumulated amount of fair hedge adjustments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£) ₨ / £	Dec. 31, 2021 GBP (£) $ / £	Dec. 31, 2021 GBP (£) SFr / £	Dec. 31, 2021 GBP (£) ¥ / £	Dec. 31, 2021 GBP (£) ¥ / £	Dec. 31, 2021 GBP (£) kr / £	Dec. 31, 2021 GBP (£) kr / £	Dec. 31, 2021 GBP (£) kr / £	Dec. 31, 2021 GBP (£) د.إ / $	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 GBP (£) ₨ / £	Dec. 31, 2020 GBP (£) $ / £	Dec. 31, 2020 GBP (£) ¥ / £	Dec. 31, 2020 GBP (£) ¥ / €	Dec. 31, 2020 GBP (£) kr / £	Dec. 31, 2020 GBP (£) kr / £	Dec. 31, 2020 GBP (£) kr / £
Interest rate risk
Derivatives
Notional amount	£ 8,919,000	£ 8,919,000	£ 8,919,000	£ 8,919,000	£ 8,919,000	£ 8,919,000	£ 8,919,000	£ 8,919,000	£ 8,919,000	£ 8,919,000	£ 10,703,000	£ 10,703,000	£ 10,703,000	£ 10,703,000	£ 10,703,000	£ 10,703,000	£ 10,703,000	£ 10,703,000
Fair value hedging | Interest rate risk
Derivatives
Carrying value of hedged assets	37,485	37,485	37,485	37,485	37,485	37,485	37,485	37,485	37,485	37,485	42,612	42,612	42,612	42,612	42,612	42,612	42,612	42,612
Carrying value of hedged liabilities	40,606	40,606	40,606	40,606	40,606	40,606	40,606	40,606	40,606	40,606	35,758	35,758	35,758	35,758	35,758	35,758	35,758	35,758
Impact on hedged items included in carrying value, assets	1,219	1,219	1,219	1,219	1,219	1,219	1,219	1,219	1,219	1,219	3,496	3,496	3,496	3,496	3,496	3,496	3,496	3,496
Impact on hedged items included in carrying value, liabilities											1,629	1,629	1,629	1,629	1,629	1,629	1,629	1,629
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	69	69	69	69	69	69	69	69	69	69	77	77	77	77	77	77	77	77
Impact on hedged items ceased to be adjusted for hedging gains or losses, liabilities											10	10	10	10	10	10	10	10
Fair value hedging | Interest rate risk | Hedging assets
Derivatives
Notional amount	30,200	30,200	30,200	30,200	30,200	30,200	30,200	30,200	30,200	30,200	35,400	35,400	35,400	35,400	35,400	35,400	35,400	35,400
Changes in fair value used for hedge ineffectiveness	(2,054)										1,891
Fair value hedging | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	35,400	35,400	35,400	35,400	35,400	35,400	35,400	35,400	35,400	35,400
Impact on hedged items included in carrying value, liabilities	445	445	445	445	445	445	445	445	445	445
Changes in fair value used for hedge ineffectiveness	1,208										(1,014)
Fair value hedging | Interest rate risk | Financial liabilities (other) | Debt securities in issue
Derivatives
Carrying value of hedged liabilities	34,371	34,371	34,371	34,371	34,371	34,371	34,371	34,371	34,371	34,371	29,317	29,317	29,317	29,317	29,317	29,317	29,317	29,317
Impact on hedged items included in carrying value, liabilities	454	454	454	454	454	454	454	454	454	454	1,336	1,336	1,336	1,336	1,336	1,336	1,336	1,336
Changes in fair value used for hedge ineffectiveness	953										(746)
Fair value hedging | Interest rate risk | Financial liabilities, subordinated
Derivatives
Carrying value of hedged liabilities	6,235	6,235	6,235	6,235	6,235	6,235	6,235	6,235	6,235	6,235	6,441	6,441	6,441	6,441	6,441	6,441	6,441	6,441
Impact on hedged items included in carrying value, liabilities	(9)	(9)	(9)	(9)	(9)	(9)	(9)	(9)	(9)	(9)	293	293	293	293	293	293	293	293
Changes in fair value used for hedge ineffectiveness	255										(268)
Impact on hedged items ceased to be adjusted for hedging gains or losses, liabilities											10	10	10	10	10	10	10	10
Fair value hedging | Interest rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	6,603	6,603	6,603	6,603	6,603	6,603	6,603	6,603	6,603	6,603	6,858	6,858	6,858	6,858	6,858	6,858	6,858	6,858
Impact on hedged items included in carrying value, assets	701	701	701	701	701	701	701	701	701	701	1,228	1,228	1,228	1,228	1,228	1,228	1,228	1,228
Changes in fair value used for hedge ineffectiveness	(478)										323
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	69	69	69	69	69	69	69	69	69	69	77	77	77	77	77	77	77	77
Fair value hedging | Interest rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	30,882	30,882	30,882	30,882	30,882	30,882	30,882	30,882	30,882	30,882	35,754	35,754	35,754	35,754	35,754	35,754	35,754	35,754
Impact on hedged items included in carrying value, assets	518	518	518	518	518	518	518	518	518	518	2,268	2,268	2,268	2,268	2,268	2,268	2,268	2,268
Changes in fair value used for hedge ineffectiveness	(1,576)										1,568
Fair value hedging | Average fixed interest rate | Hedging liabilities
Derivatives
Notional amount											30,100	30,100	30,100	30,100	30,100	30,100	30,100	30,100
Fair value hedging | 0-3 months | Interest rate risk | Hedging assets
Derivatives
Notional amount	900	900	900	900	900	900	900	900	900	900	1,200	1,200	1,200	1,200	1,200	1,200	1,200	1,200
Fair value hedging | 0-3 months | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	1,100	1,100	1,100	1,100	1,100	1,100	1,100	1,100	1,100	1,100
Fair value hedging | 3-12 months | Interest rate risk | Hedging assets
Derivatives
Notional amount	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,500	2,300	2,300	2,300	2,300	2,300	2,300	2,300	2,300
Fair value hedging | 3-12 months | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	4,200	4,200	4,200	4,200	4,200	4,200	4,200	4,200	4,200	4,200
Fair value hedging | 3-12 months | Average fixed interest rate | Hedging liabilities
Derivatives
Notional amount											600	600	600	600	600	600	600	600
Fair value hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging assets
Derivatives
Notional amount	5,500	5,500	5,500	5,500	5,500	5,500	5,500	5,500	5,500	5,500	6,300	6,300	6,300	6,300	6,300	6,300	6,300	6,300
Fair value hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	11,800	11,800	11,800	11,800	11,800	11,800	11,800	11,800	11,800	11,800
Fair value hedging | More than 1 year but less than 3 years | Average fixed interest rate | Hedging liabilities
Derivatives
Notional amount											10,100	10,100	10,100	10,100	10,100	10,100	10,100	10,100
Fair value hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging assets
Derivatives
Notional amount	5,700	5,700	5,700	5,700	5,700	5,700	5,700	5,700	5,700	5,700	7,400	7,400	7,400	7,400	7,400	7,400	7,400	7,400
Fair value hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	9,300	9,300	9,300	9,300	9,300	9,300	9,300	9,300	9,300	9,300
Fair value hedging | More than 3 years but less than 5 years | Average fixed interest rate | Hedging liabilities
Derivatives
Notional amount											11,600	11,600	11,600	11,600	11,600	11,600	11,600	11,600
Fair value hedging | 5-10 years | Interest rate risk | Hedging assets
Derivatives
Notional amount	6,200	6,200	6,200	6,200	6,200	6,200	6,200	6,200	6,200	6,200	8,900	8,900	8,900	8,900	8,900	8,900	8,900	8,900
Fair value hedging | 5-10 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	8,400	8,400	8,400	8,400	8,400	8,400	8,400	8,400	8,400	8,400
Fair value hedging | 5-10 years | Average fixed interest rate | Hedging liabilities
Derivatives
Notional amount											7,100	7,100	7,100	7,100	7,100	7,100	7,100	7,100
Fair value hedging | 10-20 years | Interest rate risk | Hedging assets
Derivatives
Notional amount	4,900	4,900	4,900	4,900	4,900	4,900	4,900	4,900	4,900	4,900	5,100	5,100	5,100	5,100	5,100	5,100	5,100	5,100
Fair value hedging | 10-20 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	600	600	600	600	600	600	600	600	600	600
Fair value hedging | 10-20 years | Average fixed interest rate | Hedging liabilities
Derivatives
Notional amount											500	500	500	500	500	500	500	500
Fair value hedging | 20+ years | Interest rate risk | Hedging assets
Derivatives
Notional amount	4,500	4,500	4,500	4,500	4,500	4,500	4,500	4,500	4,500	4,500	4,200	4,200	4,200	4,200	4,200	4,200	4,200	4,200
Fair value hedging | 20+ years | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	0	0	0	0	0	0	0	0	0	0
Fair value hedging | 20+ years | Average fixed interest rate | Hedging liabilities
Derivatives
Notional amount											200	200	200	200	200	200	200	200
Cash flow hedging | Interest rate risk
Derivatives
Carrying value of hedged assets	63,739	63,739	63,739	63,739	63,739	63,739	63,739	63,739	63,739	63,739	54,885	54,885	54,885	54,885	54,885	54,885	54,885	54,885
Carrying value of hedged liabilities	69,389	69,389	69,389	69,389	69,389	69,389	69,389	69,389	69,389	69,389	73,894	73,894	73,894	73,894	73,894	73,894	73,894	73,894
Cash flow hedging | Interest rate risk | Hedging assets
Derivatives
Notional amount	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 63,700	£ 55,000	£ 55,000	£ 55,000	£ 55,000	£ 55,000	£ 55,000	£ 55,000	£ 55,000
Average fixed interest rate	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Changes in fair value used for hedge ineffectiveness	£ 2,010										£ (617)
Cash flow hedging | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 69,400	£ 73,800	£ 73,800	£ 73,800	£ 73,800	£ 73,800	£ 73,800	£ 73,800	£ 73,800
Average fixed interest rate	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Changes in fair value used for hedge ineffectiveness	£ (1,105)										£ 422
Cash flow hedging | Interest rate risk | Bank and customer deposits
Derivatives
Carrying value of hedged liabilities	68,383	£ 68,383	£ 68,383	£ 68,383	£ 68,383	£ 68,383	£ 68,383	£ 68,383	£ 68,383	£ 68,383	72,880	£ 72,880	£ 72,880	£ 72,880	£ 72,880	£ 72,880	£ 72,880	£ 72,880
Changes in fair value used for hedge ineffectiveness	(1,084)										409
Cash flow hedging | Interest rate risk | Financial liabilities (other) | Debt securities in issue
Derivatives
Carrying value of hedged liabilities	1,006	1,006	1,006	1,006	1,006	1,006	1,006	1,006	1,006	1,006	1,014	1,014	1,014	1,014	1,014	1,014	1,014	1,014
Changes in fair value used for hedge ineffectiveness	(21)										13
Cash flow hedging | Interest rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	63,025	63,025	63,025	63,025	63,025	63,025	63,025	63,025	63,025	63,025	53,335	53,335	53,335	53,335	53,335	53,335	53,335	53,335
Changes in fair value used for hedge ineffectiveness	1,984										(601)
Cash flow hedging | Interest rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	714	£ 714	£ 714	£ 714	£ 714	£ 714	714	714	714	714	1,550	£ 1,550	£ 1,550	£ 1,550	£ 1,550	1,550	1,550	1,550
Changes in fair value used for hedge ineffectiveness	26										(16)
Cash flow hedging | Exchange rate risk
Derivatives
Average foreign exchange rate		106.58	1.38	1.25	132.93	8.74						95.29	1.36	132.93	120.21
Carrying value of hedged assets	23	£ 23	£ 23	£ 23	£ 23	£ 23	23	23	23	23	142	£ 142	£ 142	£ 142	£ 142	142	142	142
Carrying value of hedged liabilities	7,279	7,279	7,279	7,279	7,279	7,279	7,279	7,279	7,279	7,279	10,618	10,618	10,618	10,618	10,618	10,618	10,618	10,618
Cash flow hedging | Exchange rate risk | Hedging assets
Derivatives
Notional amount											100	100	100	100	100	100	100	100
Changes in fair value used for hedge ineffectiveness											1
Cash flow hedging | Exchange rate risk | Hedging liabilities
Derivatives
Notional amount	7,300	7,300	7,300	7,300	7,300	7,300	7,300	7,300	7,300	7,300	10,700	10,700	10,700	10,700	10,700	10,700	10,700	10,700
Changes in fair value used for hedge ineffectiveness	(27)										54
Cash flow hedging | Exchange rate risk | Financial liabilities (other)
Derivatives
Carrying value of hedged liabilities	200	200	200	200	200	200	200	200	200	200	152	152	152	152	152	152	152	152
Changes in fair value used for hedge ineffectiveness	(10)										(2)
Cash flow hedging | Exchange rate risk | Financial liabilities (other) | Debt securities in issue
Derivatives
Carrying value of hedged liabilities	6,337	6,337	6,337	6,337	6,337	6,337	6,337	6,337	6,337	6,337	6,272	6,272	6,272	6,272	6,272	6,272	6,272	6,272
Changes in fair value used for hedge ineffectiveness	(5)										20
Cash flow hedging | Exchange rate risk | Financial liabilities, subordinated
Derivatives
Carrying value of hedged liabilities	742	742	742	742	742	742	742	742	742	742	4,194	4,194	4,194	4,194	4,194	4,194	4,194	4,194
Changes in fair value used for hedge ineffectiveness	(12)										36
Cash flow hedging | Exchange rate risk | Loans to banks and customers | Amortised cost
Derivatives
Carrying value of hedged assets	21	21	21	21	21	21	21	21	21	21	112	112	112	112	112	112	112	112
Changes in fair value used for hedge ineffectiveness											1
Cash flow hedging | Exchange rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	2	2	2	2	2	2	2	2	2	2	30	30	30	30	30	30	30	30
Cash flow hedging | 0-3 months | Interest rate risk | Hedging assets
Derivatives
Notional amount	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 5,400	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700
Average fixed interest rate	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cash flow hedging | 0-3 months | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 8,800	£ 1,600	£ 1,600	£ 1,600	£ 1,600	£ 1,600	£ 1,600	£ 1,600	£ 1,600
Average fixed interest rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cash flow hedging | 0-3 months | Exchange rate risk | Hedging liabilities
Derivatives
Notional amount	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100
Cash flow hedging | 3-12 months | Interest rate risk | Hedging assets
Derivatives
Notional amount	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 8,100	£ 10,500	£ 10,500	£ 10,500	£ 10,500	£ 10,500	£ 10,500	£ 10,500	£ 10,500
Average fixed interest rate	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cash flow hedging | 3-12 months | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 21,100	£ 28,900	£ 28,900	£ 28,900	£ 28,900	£ 28,900	£ 28,900	£ 28,900	£ 28,900
Average fixed interest rate	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Cash flow hedging | 3-12 months | Exchange rate risk | Hedging liabilities
Derivatives
Notional amount	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300
Cash flow hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging assets
Derivatives
Notional amount	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 14,300	£ 19,300	£ 19,300	£ 19,300	£ 19,300	£ 19,300	£ 19,300	£ 19,300	£ 19,300
Average fixed interest rate	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%
Cash flow hedging | More than 1 year but less than 3 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 33,000	£ 36,800	£ 36,800	£ 36,800	£ 36,800	£ 36,800	£ 36,800	£ 36,800	£ 36,800
Average fixed interest rate	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Cash flow hedging | More than 1 year but less than 3 years | Exchange rate risk | Hedging assets
Derivatives
Notional amount											£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100
Cash flow hedging | More than 1 year but less than 3 years | Exchange rate risk | Hedging liabilities
Derivatives
Notional amount	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500	£ 3,500	5,300	5,300	5,300	5,300	5,300	5,300	5,300	5,300
Cash flow hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging assets
Derivatives
Notional amount	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 24,500	£ 13,900	£ 13,900	£ 13,900	£ 13,900	£ 13,900	£ 13,900	£ 13,900	£ 13,900
Average fixed interest rate	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Cash flow hedging | More than 3 years but less than 5 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,300	£ 3,400	£ 3,400	£ 3,400	£ 3,400	£ 3,400	£ 3,400	£ 3,400	£ 3,400
Average fixed interest rate	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Cash flow hedging | More than 3 years but less than 5 years | Exchange rate risk | Hedging liabilities
Derivatives
Notional amount	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,300	£ 1,000	£ 1,000	£ 1,000	£ 1,000	£ 1,000	£ 1,000	£ 1,000	£ 1,000
Cash flow hedging | 5-10 years | Interest rate risk | Hedging assets
Derivatives
Notional amount	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 11,400	£ 10,500	£ 10,500	£ 10,500	£ 10,500	£ 10,500	£ 10,500	£ 10,500	£ 10,500
Average fixed interest rate	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Cash flow hedging | 5-10 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,500	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400	£ 2,400
Average fixed interest rate	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Cash flow hedging | 5-10 years | Exchange rate risk | Hedging liabilities
Derivatives
Notional amount											£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100	£ 1,100
Cash flow hedging | 10-20 years | Interest rate risk | Hedging assets
Derivatives
Notional amount											£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100
Average fixed interest rate											3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%
Cash flow hedging | 10-20 years | Interest rate risk | Hedging liabilities
Derivatives
Notional amount	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700	£ 700
Average fixed interest rate	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%	4.55%
Foreign exchange | Exchange rate risk
Derivatives
Average foreign exchange rate			1.32				11.74	8.85	12.12	3.67						11.15	8.28	12.73
Net investment hedging | Exchange rate risk
Derivatives
Notional amount	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200	£ 200
Net investment hedging | 0-3 months | Exchange rate risk
Derivatives
Notional amount	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	£ 500	100	100	100	100	100	100	100	100
Net investment hedging | 3-12 months | Exchange rate risk
Derivatives
Notional amount											£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100	£ 100